SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Allowance for expected credit losses	$ 0	$ 0
Share of loss from equity investment	$ 131,484